Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit (loss) before taxes	$ 1,846,311	$ (775,179)	$ (301,930)
Adjustments to reconcile the profit (loss) with cash used in operating activities:
Depreciation, amortization and loss from revaluation	562,915	555,244	672,643
Other amortizations	84,615	76,020	76,196
(Gain) loss from the sale of property, vessels and equipment, net	(330)	(56,491)	26,131
Accrued interests	1,039,856	783,458	714,520
Gain from the loss of control of subsidiary	(3,458,467)	0	0
Exchange (gain) loss	(4,545)	69,826	46,273
Loss (gain) from the sale of subsidiaries	273,032	0	(171,505)
Changes in assets and liabilities:
Accounts receivable	7,924	267,891	(266,469)
Other accounts receivable and related parties	(150,154)	(54,580)	(62,174)
Materials and supplies	(38,936)	(3,845)	16,141
Prepayments	3,753	6,403	9,230
Other accounts payable and accrued expenses	162,094	(247,901)	(147,950)
Other non-current assets	42,269	36,971	(8,085)
Employee benefits	11,353	(47,035)	9,360
Total adjustments	(1,464,621)	1,385,961	914,311
Cash from operating activities	381,690	610,782	612,381
Cash from investment activities
Proceeds from sale of property, vessels and equipment	7,059	87,720	64,677
Acquisition of property, vessels and equipment	(80,222)	(162,072)	(102,359)
Proceeds from sale of subsidiaries	66,987	0	829,836
Decrease of cash and cash equivalents from the loss of control of subsidiary (TMM DM)	(212,332)	0	0
Cash (used in) from investment activities	(218,508)	(74,352)	792,154
Cash flow from financing activities
Debt contracted	0	166,509	30,000
Debt payments	(172,592)	(173,439)	(564,082)
Interest paid	(409,146)	(737,548)	(631,680)
Cash used in financing activities	(581,738)	(744,478)	(1,165,762)
Exchange effect on cash	(22,594)	65,393	63,540
(Decrease) increase in cash and cash equivalents	(441,150)	(142,655)	302,313
Cash and cash equivalents, beginning of year	902,704	1,045,359	743,046
Cash and cash equivalents, end of year	461,554	902,704	1,045,359
Complementary information:
Income tax paid	$ 3,000	$ 3,433	$ 3,314